SCHEDULE OF CARRYING VALUE OF INTANGIBLE ASSETS (Details) - USD ($) $ in Thousands	Jan. 31, 2022	Oct. 31, 2021	Oct. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
2023	$ 282	$ 277
2024	282	277
2025	282	277
2026	282	277
2026		277
Thereafter	1,899	1,969
Intangible assets	3,238	3,354	$ 3,261
2022 (Remaining)	211
Total	$ 3,238	$ 3,354	$ 3,261